Export Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Concentration Risk [Line Items]
Net Sales	$ 411,475	$ 348,419	$ 298,179
Export Sales
Concentration Risk [Line Items]
Net Sales	$ 141,584	$ 119,099	$ 111,159
Export Sales | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	34.00%	34.00%	37.00%
Canada | Geographic Concentration Risk
Concentration Risk [Line Items]
Net Sales	$ 60,987	$ 76,736	$ 69,221
Canada | Sales Revenue Net | Geographic Concentration Risk
Concentration Risk [Line Items]
Percentage of Export Sales	15.00%	22.00%	23.00%